Assets Held at Refco Capital Markets, Ltd. (Recoveries from RCM, Distribution Paid by US Bank from LLC, and Effect of Impaired Value of Assets Held at RCM) (Details) (USD $)	0 Months Ended
	Dec. 05, 2012	Oct. 31, 2012	Dec. 01, 2011	Aug. 30, 2011	Jun. 02, 2011	Dec. 30, 2010	Oct. 15, 2010	Aug. 01, 2010	Jun. 04, 2010	May 19, 2010	Dec. 30, 2009	Jun. 29, 2009	Dec. 31, 2008	Jun. 26, 2008	Apr. 29, 2008	Mar. 28, 2008	Dec. 31, 2007	Sep. 19, 2007	Aug. 29, 2007	Jul. 03, 2007	Jun. 28, 2007	Jun. 07, 2007	Apr. 20, 2007	Dec. 29, 2006
Assets Held at Refco Capital Markets, Ltd. [Abstract]
Amounts Received from RCM	$ 294,875	$ 404,908		$ 1,328,832	$ 343,664	$ 563,163	$ 282,790		$ 14,329,450	$ 1,695,150	$ 1,102,612	$ 2,748,048	$ 769,001	$ 701,148		$ 1,046,068	$ 2,708,467	$ 2,584,070		$ 5,654	$ 4,783,640	$ 265,758	$ 2,787,629	$ 10,319,318
Balance of Impaired Value																						3,590,557	3,856,315	6,643,944
Collections in Excess of Impaired Value	294,875	404,908		1,328,832	343,664	563,163	282,790		14,329,450	1,695,150	1,102,612	2,748,048	769,001	701,148		1,046,068	2,708,467	2,584,070		5,654	1,193,083
Unitholders' distribution			3,689,555					16,076,112							2,241,680				2,787,947					4,180,958
Additional Units in Trust for Participating Owners, Units			6,168					40,839							10,736				23,183					54,914
Additional Units in Trust for Participating Owners, Dollars			561,489					3,928,806							1,053,815				1,758,626					5,154,711
Amounts Received from RCM before Cargill's percentage of distributions									15,300,000
Distribution to Cargill based on settlement agreement									$ 970,550
Distribution to Cargill based on settlement agreement, percentage									57.25%